Derivative Instruments - Gross Fair Value of Derivative Positions (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	$ 240	$ 217	$ 219
Derivative Asset, Counterparty Netting Offset	(145)	(158)	(142)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(3)	0	(20)
Net derivative positions	92	59	57
Current Assets | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	211	166	175
Current Assets | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0	0
Current Assets | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	2	13	6
Current Assets | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	27	38	38
Current Assets | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0	0
Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	270	267	202
Derivative Asset, Counterparty Netting Offset	(225)	(227)	(190)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0	(7)
Net derivative positions	45	40	5
Other Assets | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	181	169	190
Other Assets | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0	10
Other Assets | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	2	2
Other Assets | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	89	96	0
Other Assets | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0	0
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(440)	(504)	(344)
Derivative Liability, Counterparty Netting Offset	228	254	188
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	104	135	19
Net derivative positions	(108)	(115)	(137)
Other Current Liabilities | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(72)	(80)	(192)
Other Current Liabilities | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(221)	(329)	(106)
Other Current Liabilities | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(7)	0	0
Other Current Liabilities | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(140)	(95)	(46)
Other Current Liabilities | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	0	0	0
Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(197)	(180)	(205)
Derivative Liability, Counterparty Netting Offset	142	131	144
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	15	5	0
Net derivative positions	(40)	(44)	(61)
Other Long-Term Liabilities | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(77)	(39)	(170)
Other Long-Term Liabilities | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	0	0	0
Other Long-Term Liabilities | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(4)	0	0
Other Long-Term Liabilities | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(53)	(60)	(19)
Other Long-Term Liabilities | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	$ (63)	$ (81)	$ (16)